Long-term Debt and Capital Structure	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
Long-term Debt and Capital Structure

22. LONG-TERM DEBT AND CAPITAL STRUCTURE

As at December 31,	Notes	2018	2017
Revolving Term Debt (1)	A	-	-
U.S. Dollar Denominated Unsecured Notes	B	9,241	9,597
Total Debt Principal		9,241	9,597
Debt Discounts and Transaction Costs		(77)	(84)
Long-Term Debt		9,164	9,513
Less: Current Portion		682	-
Long-Term Portion		8,482	9,513
(1)	Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate (“LIBOR”) based loans, prime rate loans and U.S. base rate loans.

The weighted average interest rate on outstanding debt for the year ended December 31, 2018 was 5.1 percent (2017 – 4.9 percent).

A) Revolving Term Debt

Cenovus has in place a committed credit facility that consists of a $1.2 billion tranche and a $3.3 billion tranche. On October 17, 2018, the Company extended the maturity date of the $1.2 billion tranche from November 30, 2020 to November 30, 2021 and the maturity date of the $3.3 billion tranche from November 30, 2021 to November 30, 2022. Borrowings are available by way of Bankers’ Acceptances, LIBOR based loans, prime rate loans or U.S. base rate loans. As at December 31, 2018, there were no amounts drawn on Cenovus’s committed credit facility (2017 – $nil).

B) Unsecured Notes

Unsecured notes are composed of:

	2018		2017
As at December 31,	US$ Principal Amount	Total C$ Equivalent	US$ Principal Amount	Total C$ Equivalent
5.70% due October 15, 2019	500	682	1,300	1,631
3.00% due August 15, 2022	500	682	500	627
3.80% due September 15, 2023	450	614	450	565
4.25% due April 15, 2027	1,171	1,597	1,200	1,505
5.25% due June 15, 2037	700	955	700	878
6.75% due November 15, 2039	1,400	1,910	1,400	1,756
4.45% due September 15, 2042	744	1,015	750	941
5.20% due September 15, 2043	350	477	350	439
5.40% due June 15, 2047	959	1,309	1,000	1,255
	6,774	9,241	7,650	9,597

On October 29, 2018, the Company redeemed US$800 million of its US$1,300 million unsecured notes due October 15, 2019. A redemption premium of US$20 million and associated unamortized discount and debt issue costs of $1 million were recognized in 2018.

In December 2018, the Company paid US$69 million to repurchase a portion of its unsecured notes with a principal amount of US$76 million. A gain on the repurchase of $9 million was recorded in finance costs. Subsequent to December 31, 2018, the Company repurchased a further US$324 million of its unsecured notes for cash of US$300 million (see Note 37).

In connection with the Acquisition, the Company completed an offering in the U.S. on April 7, 2017 for US$2.9 billion of senior unsecured notes issued in three tranches, US$1.2 billion 4.25 percent senior unsecured notes due April 2027, US$700 million 5.25 percent senior unsecured notes due June 2037, and US$1.0 billion 5.40 percent senior unsecured notes due June 2047 (collectively, the “2017 Notes”). In the fourth quarter of 2017, the Company completed an exchange offer (“Exchange Offering”) whereby substantially all of the 2017 Notes were exchanged for notes registered under the Securities Act of 1933 with essentially the same terms and provisions as the 2017 Notes. The Exchange Offering has been treated as a modification for accounting purposes and not an extinguishment.

The Company has in place a base shelf prospectus that allows the Company to offer from time to time up to US$7.5 billion, or the equivalent in other currencies, of debt securities, common shares, preferred shares, subscription receipts, warrants, share purchase contracts and units in Canada, the U.S. and elsewhere where permitted by law. The base shelf prospectus is available to ConocoPhillips to offer, should they so choose from time to time, the common shares they acquired in connection with the Acquisition. The base shelf prospectus will expire in November 2019. As at December 31, 2018, US$4.6 billion remains available under the base shelf prospectus. Offerings under the base shelf prospectus are subject to market conditions.

As at December 31, 2018, the Company is in compliance with all of the terms of its debt agreements.

C) Asset Sale Bridge Credit Facility

In connection with the Acquisition, Cenovus borrowed $3.6 billion under a committed asset sale bridge credit facility. Net proceeds from the sale of the Company’s Conventional segment assets (see Note 11) and cash on hand were used to repay and retire the committed asset bridge credit facility prior to December 31, 2017.

D) Mandatory Debt Payments as at December 31, 2018

	US$ Principal Amount	Total C$ Equivalent
2019	500	682
2020	-	-
2021	-	-
2022	500	682
2023	450	614
Thereafter	5,324	7,263
	6,774	9,241

E) Capital Structure

Cenovus’s capital structure objectives remain unchanged from previous periods. Cenovus’s capital structure consists of shareholders’ equity plus Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents. Cenovus conducts its business and makes decisions consistent with that of an investment grade company. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions while maintaining the ability to meet the Company’s financial obligations as they come due. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, draw down on its credit facility or repay existing debt, adjust dividends paid to shareholders, purchase shares for cancellation pursuant to normal course issuer bids, issue new debt, or issue new shares.

Cenovus monitors its capital structure and financing requirements using, among other things, non-GAAP financial metrics consisting of Net Debt to Adjusted Earnings Before Interest, Taxes and DD&A (“Adjusted EBITDA”) and Net Debt to Capitalization. These metrics are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength.

Over the long term, Cenovus targets a Net Debt to Adjusted EBITDA ratio of less than 2.0 times. At different points within the economic cycle, Cenovus expects this ratio may periodically be above the target. Cenovus also manages its Net Debt to Capitalization ratio to ensure compliance with the associated covenant as defined in its committed credit facility agreement.

Net Debt to Adjusted EBITDA

As at December 31,	2018	2017	2016
Current Portion of Long-Term Debt	682	-	-
Long-Term Debt	8,482	9,513	6,332
Less: Cash and Cash Equivalents	(781)	(610)	(3,720)
Net Debt	8,383	8,903	2,612

Net Earnings (Loss)	(2,669)	3,366	(545)
Add (Deduct):
Finance Costs	628	725	492
Interest Income	(19)	(62)	(52)
Income Tax Expense (Recovery)	(920)	352	(382)
DD&A	2,131	2,030	1,498
E&E Write-Down	2,123	890	2
Unrealized (Gain) Loss on Risk Management	(1,249)	729	554
Foreign Exchange (Gain) Loss, Net	854	(812)	(198)
Revaluation (Gain)	-	(2,555)	-
Re-measurement of Contingent Payment	50	(138)	-
(Gain) Loss on Discontinuance	(301)	(1,285)	-
(Gain) Loss on Divestitures of Assets	795	1	6
Other (Income) Loss, Net	(12)	(5)	34
Adjusted EBITDA	1,411	3,236	1,409

Net Debt to Adjusted EBITDA	5.9x	2.8x	1.9x

Net Debt to Capitalization

As at December 31,	2018	2017	2016
Net Debt	8,383	8,903	2,612
Shareholders’ Equity	17,468	19,981	11,590
	25,851	28,884	14,202
Net Debt to Capitalization	32%	31%	18%

Under the terms of Cenovus’s committed credit facility, the Company is required to maintain a debt to capitalization ratio, as defined in the agreement, not to exceed 65 percent. The Company is well below this limit.